Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 T: 202.822.9611 stradley.com

September 4, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Morningstar Funds Trust

1933 Act Registration No. 333-216479

1940 Act Registration No. 811-23235

Ladies and Gentlemen:

On behalf of Morningstar Funds Trust (the “Trust”), and in accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.

the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 15 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 15 to the Trust’s registration statement was filed electronically with the Securities and Exchange Commission via EDGAR on August 28, 2026 (Accession No. 0001193125-26-373793) with an effective date of September 1, 2026.

Please direct any questions to the undersigned at (202) 507-5154 or to Mena Larmour at (215) 564-8014.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple